Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(5) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income ($)	Cash Flow from Operations ($)
2023	$1,393,128	$1,509,678	$1,166,443	$1,212,948	$253.38	$8,235,458	$36,582,739
2022	$1,911,300	$1,781,029	$1,451,551	$1,256,001	$216.22	$11,094,212	$37,226,544
2021	$2,060,779	$2,616,280	$1,614,444	$2,035,928	$241.22	$9,142,658	$35,775,360

Company Selected Measure Name	cash flow from operations
Named Executive Officers, Footnote	The principal executive officer ("PEO") in both 2023, 2022 and 2021 was Kumarakulasingam Suriyakumar, our Chief Executive Officer.The non-PEO named executive officers consisted of Jorge Avalos, Chief Financial Officer (2023); Dilantha Wijesuriya, President and Chief Operating Officer (2022, 2021); and Rahul K. Roy, Chief Technology Officer (2023, 2022 and 2021).
PEO Total Compensation Amount	$ 1,393,128	$ 1,911,300	$ 2,060,779
PEO Actually Paid Compensation Amount	$ 1,509,678	1,781,029	2,616,280
Adjustment To PEO Compensation, Footnote	We do not have pensions; therefore, an adjustment to the Summary Compensation Table ("SCT") totals related to pension value for any of the years reflected in this table is not needed.The following tables set forth the adjustments made during each year represented in the Pay-vs-Performance Table to arrive at compensation “actually paid” during each of the years in question.

Adjustments to Determine Compensation “Actually Paid” for PEO	2023 ($)	2022 ($)	2021 ($)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$—	$—	$(517,500)
Deduction for amounts reported under the “Option Awards” column in the SCT	$(227,950)	(240,604)	—
Increase for fair value of awards granted during year that remain unvested as of year-end(i)	$242,000	$245,000	$875,000
Increase for fair value of awards granted during year that vest during year	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(ii)	$67,500	$(95,000)	$101,000
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(iii)	$35,000	$(39,667)	$97,001
Deduction of fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—
Total Adjustment	$116,550	$(130,271)	$555,501

Adjustments to Determine Compensation “Actually Paid” for Non-PEO Named Executive Officers	2023 ($)	2022 ($)	2021 ($)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(191,650)	$(110,950)	$(414,000)
Deduction for amounts reported under the “Option Awards” column in the SCT	$(135,472)	$(208,799)	$(114,288)
Increase for fair value of awards granted during year that remain unvested as of year-end(i)	$247,554	$306,618	$841,237
Increase for fair value of awards granted during year that vest during year	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(ii)	$96,749	$(126,857)	$178,391
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(iii)	$29,324	$(55,562)	$78,144
Deduction of fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year(iv)	—	—	$(148,000)
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—
Total Adjustment	$46,505	$(195,550)	$421,484
(i)Valued at the FY end.
(ii)Valued as of the end of the prior FY and as of the end of the current FY.
(iii)Valued as of the end of the prior FY and as of the vesting date.
	(iv)Valued as of the end of the prior FY. On February 13, 2020 (the "Award Date"), each of the non-PEOs were granted 100,000 restricted stock shares of our common stock under our 2014 Plan, with a vesting schedule of 33.3% on each of the first three anniversaries of the grant date (the "Award Shares"). On February 10, 2021, each of the non-PEOs agreed to voluntarily surrender the Award Shares granted to each of them on the Award Date, after the Company subsequently determined that there was an insufficient number of shares available for awards of restricted shares and restricted stock units under the 2014 Plan to validly issue the Award Shares on the Award Date.
Non-PEO NEO Average Total Compensation Amount	$ 1,166,443	1,451,551	1,614,444
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,212,948	1,256,001	2,035,928
Adjustment to Non-PEO NEO Compensation Footnote	We do not have pensions; therefore, an adjustment to the Summary Compensation Table ("SCT") totals related to pension value for any of the years reflected in this table is not needed.The following tables set forth the adjustments made during each year represented in the Pay-vs-Performance Table to arrive at compensation “actually paid” during each of the years in question.

Adjustments to Determine Compensation “Actually Paid” for PEO	2023 ($)	2022 ($)	2021 ($)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$—	$—	$(517,500)
Deduction for amounts reported under the “Option Awards” column in the SCT	$(227,950)	(240,604)	—
Increase for fair value of awards granted during year that remain unvested as of year-end(i)	$242,000	$245,000	$875,000
Increase for fair value of awards granted during year that vest during year	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(ii)	$67,500	$(95,000)	$101,000
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(iii)	$35,000	$(39,667)	$97,001
Deduction of fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—
Total Adjustment	$116,550	$(130,271)	$555,501

Adjustments to Determine Compensation “Actually Paid” for Non-PEO Named Executive Officers	2023 ($)	2022 ($)	2021 ($)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(191,650)	$(110,950)	$(414,000)
Deduction for amounts reported under the “Option Awards” column in the SCT	$(135,472)	$(208,799)	$(114,288)
Increase for fair value of awards granted during year that remain unvested as of year-end(i)	$247,554	$306,618	$841,237
Increase for fair value of awards granted during year that vest during year	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(ii)	$96,749	$(126,857)	$178,391
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(iii)	$29,324	$(55,562)	$78,144
Deduction of fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year(iv)	—	—	$(148,000)
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—
Total Adjustment	$46,505	$(195,550)	$421,484
(i)Valued at the FY end.
(ii)Valued as of the end of the prior FY and as of the end of the current FY.
(iii)Valued as of the end of the prior FY and as of the vesting date.
	(iv)Valued as of the end of the prior FY. On February 13, 2020 (the "Award Date"), each of the non-PEOs were granted 100,000 restricted stock shares of our common stock under our 2014 Plan, with a vesting schedule of 33.3% on each of the first three anniversaries of the grant date (the "Award Shares"). On February 10, 2021, each of the non-PEOs agreed to voluntarily surrender the Award Shares granted to each of them on the Award Date, after the Company subsequently determined that there was an insufficient number of shares available for awards of restricted shares and restricted stock units under the 2014 Plan to validly issue the Award Shares on the Award Date.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 253.38	216.22	241.22
Net Income (Loss)	$ 8,235,458	$ 11,094,212	$ 9,142,658
Company Selected Measure Amount	36,582,739	37,226,544	35,775,360
PEO Name	Kumarakulasingam Suriyakumar
Additional 402(v) Disclosure	Total shareholder return assumes that $100 was invested on December 31, 2020 in our Company and that dividends were reinvested when and as paid.The following tables set forth the adjustments made during each year represented in the Pay-vs-Performance Table to arrive at compensation “actually paid” during each of the years in question.

Adjustments to Determine Compensation “Actually Paid” for PEO	2023 ($)	2022 ($)	2021 ($)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$—	$—	$(517,500)
Deduction for amounts reported under the “Option Awards” column in the SCT	$(227,950)	(240,604)	—
Increase for fair value of awards granted during year that remain unvested as of year-end(i)	$242,000	$245,000	$875,000
Increase for fair value of awards granted during year that vest during year	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(ii)	$67,500	$(95,000)	$101,000
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(iii)	$35,000	$(39,667)	$97,001
Deduction of fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—
Total Adjustment	$116,550	$(130,271)	$555,501

Adjustments to Determine Compensation “Actually Paid” for Non-PEO Named Executive Officers	2023 ($)	2022 ($)	2021 ($)
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(191,650)	$(110,950)	$(414,000)
Deduction for amounts reported under the “Option Awards” column in the SCT	$(135,472)	$(208,799)	$(114,288)
Increase for fair value of awards granted during year that remain unvested as of year-end(i)	$247,554	$306,618	$841,237
Increase for fair value of awards granted during year that vest during year	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(ii)	$96,749	$(126,857)	$178,391
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year(iii)	$29,324	$(55,562)	$78,144
Deduction of fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year(iv)	—	—	$(148,000)
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—
Total Adjustment	$46,505	$(195,550)	$421,484
(i)Valued at the FY end.
(ii)Valued as of the end of the prior FY and as of the end of the current FY.
(iii)Valued as of the end of the prior FY and as of the vesting date.
	(iv)Valued as of the end of the prior FY. On February 13, 2020 (the "Award Date"), each of the non-PEOs were granted 100,000 restricted stock shares of our common stock under our 2014 Plan, with a vesting schedule of 33.3% on each of the first three anniversaries of the grant date (the "Award Shares"). On February 10, 2021, each of the non-PEOs agreed to voluntarily surrender the Award Shares granted to each of them on the Award Date, after the Company subsequently determined that there was an insufficient number of shares available for awards of restricted shares and restricted stock units under the 2014 Plan to validly issue the Award Shares on the Award Date.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 116,550	$ (130,271)	$ 555,501
PEO | Adjustment, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(517,500)
PEO | Adjustment, Exclusion Of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,950)	(240,604)	0
PEO | Adjustment, Equity Awards Granted And Unvested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,000	245,000	875,000
PEO | Adjustment, Equity Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustment, Equity Awards Granted And Unvested In Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,500	(95,000)	101,000
PEO | Adjustment, Equity Awards Granted And Vested In Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,000	(39,667)	97,001
PEO | Adjustment, Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustment, Incremental Fair Value Of Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustment, Dividends Or Other Earnings Paid During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,505	(195,550)	421,484
Non-PEO NEO | Adjustment, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(191,650)	(110,950)	(414,000)
Non-PEO NEO | Adjustment, Exclusion Of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,472)	(208,799)	(114,288)
Non-PEO NEO | Adjustment, Equity Awards Granted And Unvested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,554	306,618	841,237
Non-PEO NEO | Adjustment, Equity Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Adjustment, Equity Awards Granted And Unvested In Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,749	(126,857)	178,391
Non-PEO NEO | Adjustment, Equity Awards Granted And Vested In Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,324	(55,562)	78,144
Non-PEO NEO | Adjustment, Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(148,000)
Non-PEO NEO | Adjustment, Incremental Fair Value Of Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Adjustment, Dividends Or Other Earnings Paid During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0